Loss per Share (Details)	1 Months Ended
Oct. 16, 2023 shares
Top of Range [Member]
Loss Per Share [Line Items]
Number of shares for post consolidation	10
Bottom of Range [Member]
Loss Per Share [Line Items]
Number of shares for post consolidation	1